Basis of presentation and general information, textual 1 (Details)	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	the Republic of the Marshal Islands
Entity Incorporation, Date of Incorporation	Mar. 08, 1999